1. COMPANY'S OPERATIONS (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Entity 1
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Energia S.A.
Main activity	Commercialization of eletric energy
Country	Brazil
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 2
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF GmbH
Main activity	Holding
Country	Austria
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 3
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Foods LLC
Main activity	Import and commercialization of products
Country	Russia
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.90%	99.90%
Entity 4
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF France SARL
Main activity	Marketing and logistics services
Country	France
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 5
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Global Company Nigeria Ltd.
Main activity	Marketing and logistics services
Country	Nigeria
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.00%	99.00%
Entity 6
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Global Company South Africa Proprietary Ltd.
Main activity	Import and commercialization of products
Country	South Africa
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 7
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Global Company Nigeria Ltd.
Main activity	Marketing and logistics services
Country	Nigeria
Participation	Indirect
Accounting method	Consolidated
% equity interest	1.00%	1.00%
Entity 8
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Global GmbH
Main activity	Holding and trading
Country	Austria
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 9
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Foods LLC
Main activity	Import and commercialization of products
Country	Russia
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.10%	0.10%
Entity 10
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Qualy 5201 B.V.
Main activity	Import, commercialization of products and holding
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 11
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Xamol Consultores Serviços Ltda.
Main activity	Import and commercialization of products
Country	Portugal
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 12
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Japan KK
Main activity	Marketing and logistics services
Country	Japan
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 13
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Korea LLC
Main activity	Marketing and logistics services
Country	Korea
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 14
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Shanghai Management Consulting Co. Ltd.
Main activity	Advisory and related services
Country	China
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 15
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Shanghai Trading Co. Ltd.
Main activity	Commercialization and distribution of products
Country	China
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 16
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Singapore PTE Ltd.
Main activity	Marketing and logistics services
Country	Singapore
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 17
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Germany GmbH
Main activity	Import and commercialization of products
Country	Germany
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 18
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF GmbH Turkiye Irtibat
Main activity	Import and commercialization of products
Country	Turkey
Participation	Indirect
Accounting method	Consolidated
% equity interest		100.00%
Entity 19
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Holland B.V.
Main activity	Import and commercialization of products
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 20
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Campo Austral S.A.
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	2.66%	100.00%
Entity 21
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Eclipse Holding Cöoperatief U.A.
Main activity	Holding
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.01%	2.66%
Entity 22
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF B.V.
Main activity	Industrialization, import and commercialization of products
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	0.01%
Entity 23
DisclosureCompanyOperationsLineItems [Line Items]
Entity	ProudFood Lda
Main activity	Import and commercialization of products
Country	Angola
Participation	Indirect
Accounting method	Consolidated
% equity interest	10.00%	100.00%
Entity 24
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Hungary LLC
Main activity	Import and commercialization of products
Country	Hungary
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	10.00%
Entity 25
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Iberia Alimentos SL
Main activity	Import and commercialization of products
Country	Spain
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 26
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Invicta Ltd.
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	69.16%	100.00%
Entity 27
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Invicta Food Products Ltd.
Main activity	Import and commercialization of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	69.16%
Entity 28
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Wrexham Ltd.
Main activity	Industrialization, import and commercialization of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 29
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Invicta Food Group Ltd.
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 30
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Invicta Foods Ltd.
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 31
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Invicta Foodservice Ltd.
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 32
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Universal Meats (UK) Ltd.
Main activity	Import, Industrialization, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 33
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Italia SPA
Main activity	Import and commercialization of products
Country	Italy
Participation	Indirect
Accounting method	Consolidated
% equity interest	67.00%	100.00%
Entity 34
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Compañía Paraguaya Comercial S.A.
Main activity	Import and commercialization of products
Country	Paraguay
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.00%	67.00%
Entity 35
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Campo Austral S.A.
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	50.48%	99.00%
Entity 36
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Itega S.A.
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	96.00%	50.48%
Entity 37
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Eclipse Holding Cöoperatief U.A.
Main activity	Holding
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.99%	96.00%
Entity 38
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Buenos Aires Fortune S.A.
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	5.00%	99.99%
Entity 39
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Campo Austral S.A.
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	8.44%	5.00%
Entity 40
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Eclipse Latam Holdings
Main activity	Holding
Country	Spain
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	8.44%
Entity 41
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Buenos Aires Fortune S.A.
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	95.00%	100.00%
Entity 42
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Campo Austral S.A.
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	6.53%	95.00%
Entity 43
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Campo Austral S.A.
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	31.89%	6.53%
Entity 44
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Itega S.A.
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	4.00%	31.89%
Entity 45
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Golden Foods Poultry Limited
Main activity	Holding
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	48.52%	4.00%
Entity 46
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Golden Poultry Siam Limited
Main activity	Holding
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	51.84%	48.52%
Entity 47
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Golden Poultry Siam Limited
Main activity	Holding
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	48.16%	51.84%
Entity 48
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Thailand Limited
Main activity	Import, Industrialization, commercialization and distribution of products
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	48.16%
Entity 49
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Feed Thailand Limited
Main activity	Import, Industrialization, commercialization and distribution of products
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 50
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Golden Foods Sales (Europe) Limited
Main activity	Holding and trading
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 51
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Golden Quality Foods Europe BV
Main activity	Import, commercialization and distribution of products
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 52
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Golden Quality Foods Netherlands BV
Main activity	Import, commercialization and distribution of products
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 53
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Golden Foods Siam Europe Limited
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 54
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Golden Quality Poultry (UK) Ltd
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 55
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Perdigão Europe Lda.
Main activity	Import and export of products
Country	Portugal
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 56
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Perdigão International Ltd.
Main activity	Import and export of products
Country	Cayman Island
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 57
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BFF International Ltd.
Main activity	Financial fundraising
Country	Cayman Island
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 58
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Highline International
Main activity	Financial fundraising
Country	Cayman Island
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 59
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia Overseas Ltd.
Main activity	Financial fundraising
Country	Cayman Island
Participation	Indirect
Accounting method	Consolidated
% equity interest	98.00%	100.00%
Entity 60
DisclosureCompanyOperationsLineItems [Line Items]
Entity	ProudFood Lda
Main activity	Import and commercialization of products
Country	Angola
Participation	Indirect
Accounting method	Consolidated
% equity interest	90.00%	98.00%
Entity 61
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia Chile S.A.
Main activity	Import and commercialization of products
Country	Chile
Participation	Indirect
Accounting method	Consolidated
% equity interest	40.00%	90.00%
Entity 62
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia Foods GmbH
Main activity	Import and commercialization of products
Country	Germany
Participation	Indirect
Accounting method	Consolidated
% equity interest		40.00%
Entity 63
DisclosureCompanyOperationsLineItems [Line Items]
Entity	SATS BRF Food PTE Ltd.
Main activity	Import, industrialization, commercialization and distribution of products
Country	Singapore
Participation	Joint venture
Accounting method	Equity pick-up
% equity interest	49.00%	100.00%
Entity 64
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Global Namíbia
Main activity	Import and commercialization of products
Country	Namibia
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	49.00%
Entity 65
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Wellax Food Logistics C.P.A.S.U. Lda.
Main activity	Import and commercialization of products
Country	Portugal
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 66
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Luxembourg Sarl
Main activity	Holding
Country	Luxemburgo
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 67
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Austria GmbH
Main activity	Holding
Country	Austria
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 68
DisclosureCompanyOperationsLineItems [Line Items]
Entity	One Foods Holdings Ltd
Main activity	Holding
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 69
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Al-Wafi Food Products Factory LLC
Main activity	Industrialization and commercialization of products
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	49.00%	100.00%
Entity 70
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Badi Ltd.
Main activity	Holding
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	49.00%
Entity 71
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Al-Wafi Al-Takamol International for Foods Products
Main activity	Import and commercialization of products
Country	Saudi Arabia
Participation	Indirect
Accounting method	Consolidated
% equity interest	75.00%	100.00%
Entity 72
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Al Yasra Food K.S.C.C. (""BRF AFC"")
Main activity	Import, commercialization and distribution of products
Country	Kuwait
Participation	Indirect
Accounting method	Consolidated
% equity interest	49.00%	75.00%
Entity 73
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Foods GmbH
Main activity	Industrialization, import and commercialization of products
Country	Austria
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	49.00%
Entity 74
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Al Khan Foodstuff LLC (""AKF"")
Main activity	Import, commercialization and distribution of products
Country	Oman
Participation	Indirect
Accounting method	Consolidated
% equity interest	70.00%	100.00%
Entity 75
DisclosureCompanyOperationsLineItems [Line Items]
Entity	FFM Further Processing Sdn. Bhd.
Main activity	Industrialization, import and commercialization of products
Country	Malaysia
Participation	Indirect
Accounting method	Consolidated
% equity interest	70.00%	70.00%
Entity 76
DisclosureCompanyOperationsLineItems [Line Items]
Entity	FFQ GmbH
Main activity	Industrialization, import and commercialization of products
Country	Austria
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	70.00%
Entity 77
DisclosureCompanyOperationsLineItems [Line Items]
Entity	SHB Comércio e Indústria de Alimentos S.A.
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest
Entity 78
DisclosureCompanyOperationsLineItems [Line Items]
Entity	TBQ Foods GmbH
Main activity	Holding
Country	Austria
Participation	Indirect
Accounting method	Consolidated
% equity interest	60.00%	99.99%
Entity 79
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Banvit Bandirma Vitaminli
Main activity	Industrialization and commercialization of products
Country	Turkey
Participation	Indirect
Accounting method	Consolidated
% equity interest	91.71%	60.00%
Entity 80
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Banvit Enerji ve Elektrik Üretim Ltd. Sti.
Main activity	Commercialization of eletric energy
Country	Turkey
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	91.71%
Entity 81
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Banvit Foods SRL
Main activity	Industrialization of grains and animal feed
Country	Romania
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.01%	100.00%
Entity 82
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Nutrinvestments BV
Main activity	Holding
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	0.01%
Entity 83
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Banvit ME FZE
Main activity	Marketing and logistics services
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Entity 84
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Banvit Foods SRL
Main activity	Industrialization of grains and animal feed
Country	Romania
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.99%	100.00%
Entity 85
DisclosureCompanyOperationsLineItems [Line Items]
Entity	One Foods Malaysia SDN. BHD.
Main activity	Marketing and logistics services
Country	Malaysia
Participation	Indireta
Accounting method	Consolidated
% equity interest	100.00%	99.99%
Entity 86
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Federal Foods LLC
Main activity	Import, commercialization and distribution of products
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	49.00%	100.00%
Entity 87
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Federal Foods Qatar
Main activity	Import, commercialization and distribution of products
Country	Qatar
Participation	Indirect
Accounting method	Consolidated
% equity interest	49.00%	49.00%
Entity 88
DisclosureCompanyOperationsLineItems [Line Items]
Entity	SHB Comércio e Indústria de Alimentos S.A.
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest		49.00%
Entity 89
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Hong Kong LLC
Main activity	Import, commercialization and distribution of products
Country	Hong Kong
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	0.01%
Entity 90
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	Industrialization and commercialization of dairy products
Country	Argentina
Participation	Direct
Accounting method	Consolidated
% equity interest	99.94%	100.00%
Entity 91
DisclosureCompanyOperationsLineItems [Line Items]
Entity	BRF Pet S.A.
Main activity	Industrialization and commercialization and distribution of feed and nutrients for animals
Country	Brazil
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	99.94%
Entity 92
DisclosureCompanyOperationsLineItems [Line Items]
Entity	PP-BIO Administração de bem próprio S.A.
Main activity	Management of assets
Country	Brazil
Participation	Affiliate
Accounting method	Equity pick-up
% equity interest	66.66%	100.00%
Entity 93
DisclosureCompanyOperationsLineItems [Line Items]
Entity	PSA Laboratório Veterinário Ltda.
Main activity	Veterinary activities
Country	Brazil
Participation	Direct
Accounting method	Consolidated
% equity interest	99.99%	33.33%
Entity 94
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sino dos Alpes Alimentos Ltda.
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.99%	99.99%
Entity 95
DisclosureCompanyOperationsLineItems [Line Items]
Entity	PR-SAD Administração de bem próprio S.A.
Main activity	Management of assets
Country	Brazil
Participation	Affiliate
Accounting method	Equity pick-up
% equity interest		99.99%
Entity 96
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Quickfood S.A.
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Direct
Accounting method	Consolidated
% equity interest	91.21%	33.33%
Entity 97
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia Alimentos S.A.
Main activity	Holding
Country	Argentina
Participation	Direct
Accounting method	Consolidated
% equity interest	43.10%	91.21%
Entity 98
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Avex S.A.
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	33.98%	43.10%
Entity 99
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia International Ltd.
Main activity	Import and commercialization of products
Country	Cayman Island
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	33.98%
Entity 100
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia Chile S.A.
Main activity	Import and commercialization of products
Country	Chile
Participation	Indirect
Accounting method	Consolidated
% equity interest	60.00%	100.00%
Entity 101
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia Uruguay S.A.
Main activity	Import and commercialization of products
Country	Uruguay
Participation	Indirect
Accounting method	Consolidated
% equity interest	5.10%	60.00%
Entity 102
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Avex S.A.
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	66.02%	5.10%
Entity 103
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Compañía Paraguaya Comercial S.A.
Main activity	Import and commercialization of products
Country	Paraguay
Participation	Indirect
Accounting method	Consolidated
% equity interest	1.00%	66.02%
Entity 104
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia Alimentos S.A.
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	56.90%	1.00%
Entity 105
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia Overseas Ltd.
Main activity	Financial fundraising
Country	Cayman Island
Participation	Direct
Accounting method	Consolidated
% equity interest	2.00%	56.90%
Entity 106
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sadia Uruguay S.A.
Main activity	Import and commercialization of products
Country	Uruguay
Participation	Direct
Accounting method	Consolidated
% equity interest	94.90%	2.00%
Entity 107
DisclosureCompanyOperationsLineItems [Line Items]
Entity	SHB Comércio e Indústria de Alimentos S.A.
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Direct
Accounting method	Consolidated
% equity interest		94.90%
Entity 108
DisclosureCompanyOperationsLineItems [Line Items]
Entity	UP Alimentos Ltda.
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Affiliate
Accounting method	Equity pick-up
% equity interest	50.00%
Entity 109
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Vip S.A. Empreendimentos e Participações Imobiliárias
Main activity	Commercialization of owned real state
Country	Brazil
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	50.00%
Entity 110
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	Industrialization and commercialization of dairy products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.06%	100.00%
Entity 111
DisclosureCompanyOperationsLineItems [Line Items]
Entity	PSA Laboratório Veterinário Ltda.
Main activity	Veterinary activities
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.01%	0.06%
Entity 112
DisclosureCompanyOperationsLineItems [Line Items]
Entity	Sino dos Alpes Alimentos Ltda.
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.01%	0.01%